Related Party Transactions	9 Months Ended
Sep. 30, 2024
Related party transactions [abstract]
Related party transactions
14.
RELATED PARTY TRANSACTIONS

The Company entered into the following transactions with related parties:

Transition Services Agreement

Pursuant to the Separation, the Company and Lithium Argentina entered into a Transition Services Agreement whereby each company provides to the other company, various accounting, technical and other services, including managing settlement of employee equity awards. The TSA terminated on October 2, 2024.

Compensation of Directors and Key Management

The following presentation of the remuneration of directors and key management personnel of the Company. Directors and key management differ for the periods before and after Separation. The amounts for the comparative period ended September 30, 2023, represent an allocation of the remuneration of those directors and key management personnel allocated to LAC North America prior to the Separation date of October 3, 2023. The amounts for the current period ended September 30, 2024 are the actual costs incurred by the Company for those directors and key management personnel for compensation earned at and incurred by the Company.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Salaries, bonuses, benefits and directors' fees included in the Consolidated Statement of Comprehensive loss	925	292	2,804	1,392
Salaries, bonuses, benefits included in PP&E	-	234	-	234
Equity compensation	930	331	2,757	1,590
	1,855	857	5,561	3,216

Amounts due to directors and key management are as follows:

	September 30, 2024	December 31, 2023
	$	$
Total due to directors and key management	230	2,376